Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2024 and 2025, property, plant and equipment, net consisted of the following:

	As of September 30,
	2024	2025
Fixture, Furniture and Equipment	$63,101	$63,101
Leasehold improvement	87,172	87,172
Total property plant and equipment, at cost	150,273	150,273
Less: accumulated depreciation	(27,172)	(96,724)
Total property, plant and equipment, net	$123,101	$53,549